INVESTMENTS (Details 5) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Equity in earnings (loss):
Equity in earnings (losses) of investments	$ (14,247)	$ (10,538)	$ (14,803)	$ (76,113)
Distributions:
Distributions received			0	(8,141)
Hoot Sa Total [Member]
Equity in earnings (loss):
Equity in earnings (losses) of investments			0	(9,256)
Hoot Campbelltown Pty Ltd [Member]
Equity in earnings (loss):
Equity in earnings (losses) of investments	(14,247)	(10,538)	(14,803)	(66,857)
Hoot S.A.One, LLC [Member]
Distributions:
Distributions received			0	6,248
Hoot S.A. Two, LLC [Member]
Distributions:
Distributions received			$ 0	$ 1,893